ACCOUNTING POLICIES - INTANGIBLES (Details) - Other intangible assets [member]	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill	4
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill	10